PAYCHECK PROTECTION PROGRAM LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
PAYCHECK PROTECTION PROGRAM LOAN

NOTE 11 – PAYCHECK PROTECTION PROGRAM LOAN

On May 4, 2020, the Company entered into a Paycheck Protection Promissory Note in the original principal amount of $95,161 (the “PPP Loan”) with Wells Fargo Bank, N.A. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act the (“CARES Act”) and is administered by the U.S. Small Business Administration. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The current term of the PPP Loan is two years, with a maturity date of May 6, 2022 and it contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan are deferred until the date on which the amount of the forgiveness determined under the PPP Program Requirements is remitted to Lender and shall continue monthly until loan maturity. If the Borrower fails to apply for forgiveness within 10 months after the last day of the Covered Period, as defined in the PPP Program Requirements, monthly principal and interest payments shall commence 10 months from the last day of the Covered Period. Payments of principal and interest must be made on such date as designated by Lender in the months that they are due Thereafter, principal and interest are payable monthly and may be prepaid by us at any time prior to maturity with no prepayment penalties.

In January 2021, the Company entered into a Paycheck Protection Promissory Note in the original principal amount of $117,487 (the “PPP Loan 2”) with Wells Fargo Bank, N.A. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act the (“CARES Act”) and is administered by the U.S. Small Business Administration. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The current term of the PPP Loan is five years, with a maturity date of January 2026 and it contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan are deferred for the first six months of the term of the PPP Loan, or November 2020. Thereafter, principal and interest are payable monthly and may be prepaid by us at any time prior to maturity with no prepayment penalties.

Under the terms of the CARES Act, recipients can apply for and receive forgiveness for all, or a portion of the loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs, mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during a certain time period following the funding of the PPP Loan. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The Company has used the proceeds of the PPP Loan for salaries and wages, building lease expense, and utilities. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part.

In May 2020, the Company also received an advance in the amount of $7,000 as part of the Economic Injury Disaster Loan program offered by the U.S. Small Business Administration. This advance was received after the Company filed its application with regarding to the PPP. The advance was not included in any of the documentation related to the PPP Loan. The Company is in the process of determining how this advance will be included as part of the PPP Loan forgiveness.

NOTE 11 – PAYCHECK PROTECTION PROGRAM LOAN

On May 4, 2020, the Company entered into a Paycheck Protection Promissory Note in the original principal amount of $95,161 (the “PPP Loan”) with Wells Fargo Bank, N.A. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act the (“CARES Act”) and is administered by the U.S. Small Business Administration. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The current term of the PPP Loan is two years, with a maturity date of May 6, 2022 and it contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan are deferred for the first six months of the term of the PPP Loan, or November 2020. Thereafter, principal and interest are payable monthly and may be prepaid by us at any time prior to maturity with no prepayment penalties.

Under the terms of the CARES Act, recipients can apply for and receive forgiveness for all, or a portion of the loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs, mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during a certain time period following the funding of the PPP Loan. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The Company has used the proceeds of the PPP Loan for salaries and wages, building lease expense, and utilities. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part.

In May 2020, the Company also received an advance in the amount of $7,000 as part of the Economic Injury Disaster Loan program offered by the U.S. Small Business Administration. This advance was received after the Company filed its application with regarding to the PPP. The advance was not included in any of the documentation related to the PPP Loan. The Company is in the process of determining how this advance will be included as part of the PPP Loan forgiveness.